SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Share Capital
	Authorized		Issued and outstanding
	December 31,		December 31,
	2014	2013	2014	2013

Shares of NIS 0.04 par value:

Ordinary shares	200,000,000	200,000,000	35,132,127	34,739,315

Summary of Stock Option Activity

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Outstanding - beginning of the year	895,552	$10.58	$44,097
Granted	-	$-	$-
Exercised	489,102	$10.52	$20,877
Forfeited	5,155	$9.85	$258
Outstanding - end of the year	401,295	$10.09	$19,956
Options exercisable at the end of the year	3,350	$9.85	$167
Vested and expected to vest	401,295	$10.09	$19,956

Schedule of Options Outstanding
The options outstanding as of December 31, 2014, have been separated into ranges of exercise price, as follows:

	Options outstanding			Options exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$ 9.85	381,295	4.22	$9.85	3,350	4.22	9.85
$ 14.69	20,000	4.85	$14.69	-	-	-
	401,295			-	-	-

Schedule of Compensation Expenses
Compensation expenses related to options granted were recorded in the consolidated statements of operations, as follows:

	December 31,
	2014	2013

Cost of revenues	$75	$149
Research and development expenses	52	35
Selling and marketing expenses	210	384
General and administrative expenses	875	1,946

Total	$1,212	$2,514